Earnings per Share - Schedule of Reconciliation of Net Income and Weighted Average Shares Outstanding for the Calculation of Basic and Diluted Earnings Per Share (Details) - NV5 Global, Inc. [Member] - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Reconciliation of Net Income and Weighted Average Shares Outstanding for the Calculation of Basic and Diluted Earnings Per Share [Line Items]
Net income – basic (in Dollars)	$ 11,688	$ 5,394	$ 12,116	$ 5,471
Net income – diluted (in Dollars)	$ 11,688	$ 5,394	$ 12,116	$ 5,471
Weighted average Common Stock outstanding, basic	62,646,073	61,451,298	62,449,380	61,259,951	61,636,636	60,344,158	59,014,952
Effect of dilutive non-vested restricted shares and units	1,107,115	1,136,662	1,021,517	1,268,103
Effect of issuable shares related to acquisitions	33,255	96,741	51,069	102,471
Diluted weighted average shares outstanding	63,786,443	62,684,701	63,521,966	62,630,525	62,879,073	61,897,301	61,040,741